Property and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and equipment
Schedule of changes in Property and equipment

			Factory,
			Office, Other
		Technical	Equipment and
		Equipment and	Leasehold	Assets Under
In EUR	Buildings	Machines	Improvements	Construction	Total
Cost
Recognition of right‑of‑use asset on initial application of IFRS 16	11,725,800	—	100,010	—	11,825,810
Balance at January 1, 2019	11,725,800	12,034,514	3,280,141	762,530	27,802,985
Additions	—	283,044	590,687	534,600	1,408,331
Transfers	—	609,322	202,476	(811,798)	—
Disposals	—	(99,898)	(71,580)	(84,490)	(255,968)
Foreign currency effect	204,865	190,545	7,280	12,298	414,989
Balance at December 31, 2019	11,930,665	13,017,527	4,009,004	413,140	29,370,337
Balance at January 1, 2020	11,930,665	13,017,527	4,009,004	413,140	29,370,337
Additions	824,613	553,733	646,934	1,722,258	3,747,538
Transfers	—	11,966	—	(11,966)	—
Disposals	—	(53,019)	(0)	—	(53,019)
Foreign currency effect	(202,521)	(90,064)	(25,766)	(1,735)	(320,086)
Balance at December 31, 2020	12,552,757	13,440,143	4,630,172	2,121,698	32,744,770
Accumulated depreciation
Balance at January 1, 2019	—	(3,655,260)	(2,295,034)	—	(5,950,294)
Depreciation charge for the year	(1,805,706)	(2,794,104)	(308,023)	—	(4,907,832)
Disposals	—	35,482	28,575	—	64,057
Balance at December 31, 2019	(1,805,706)	(6,413,882)	(2,574,482)	—	(10,794,069)
Depreciation charge for the year	(1,817,745)	(2,872,934)	(427,183)	(14,744)	(5,132,605)
Disposals	—	17,513	—	—	17,513
Balance at December 31, 2020	(3,623,451)	(9,269,302)	(3,001,665)	(14,744)	(15,909,161)
Carrying amounts
At January 1, 2019	11,725,800	8,379,254	985,107	762,530	21,852,691
At December 31, 2019	10,124,960	6,603,646	1,434,522	413,140	18,576,268
At December 31, 2020	8,929,306	4,170,841	1,628,508	2,106,954	16,835,608